Income taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disclosure Of Income Taxes [Line Items]
Income tax expense	¥ 449	$ 62	¥ 737
Unrecognized uncertain tax positions	0
Connect Biopharm LLC
Disclosure Of Income Taxes [Line Items]
Income tax expense	¥ 400	$ 60